Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Timber Point Global Allocations Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	9.73%	3.89%	3.62%
Timber Point Alternative Income Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%	2.45%	1.65%
S&P 500® Total Return Index ("S&P 500")
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.46%	15.29%
Bloomberg Global Aggregate Bond/MSCI ACWI Net Total Return USD 50/50 Index Blend
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%	7.05%	7.70%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.40%	(1.56%)	1.14%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
HFRX Absolute Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%	3.41%	2.52%